Note 3 - Term Loan and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2016			2015
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$12,000	$(189)	$11,811	$-
Line of credit agreement	-	-	-	7,975
	12,000	(189)	11,811	7,975
Less current portion	536	(19)	517	-
Long-term debt	$11,464	$(170)	$11,294	$7,975

Schedule of Maturities of Long-term Debt [Table Text Block]
2017	$536
2018	566
2019	597
2020	629
2021	664
Thereafter	9,008
Total	$12,000